28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details) - shares	1 Months Ended
	Apr. 28, 2018	Dec. 31, 2019	Dec. 31, 2018	Apr. 23, 2018	Dec. 31, 2017
Number of shares issued		1,258,841,654	1,458,752,601	199,910,947	1,258,841,654
Percentage of changes in share capital		10000.00%	100.00%		100.00%
Description of capital increase	On April 23, 2018 a Shareholders’ Extraordinary General Meeting approved an increase in the Company’s capital, of R$ 999, from R$ 6,294 to R$ 7,294, through issuance of 199,910,947 new shares, each with nominal value of R$ 5.00, comprising 66,849,505 common shares and 133,061,442, preferred shares.
Common Shares [Member]
Number of shares issued		487,614,213	487,614,213		420,764,708
Percentage of changes in share capital		100.00%	100.00%		100.00%
Preferred Shares [Member]
Number of shares issued		971,138,388	971,138,388	199,910,947	838,076,946
Percentage of changes in share capital		100.00%	100.00%		100.00%
State of minas gerais [member]
Number of shares issued		248,528,276	248,480,146		214,414,739
Percentage of changes in share capital		17.00%	17.00%		17.00%
State of minas gerais [member] | Common Shares [Member]
Number of shares issued		248,516,953	248,480,146		214,414,739
Percentage of changes in share capital		51.00%	51.00%		51.00%
State of minas gerais [member] | Preferred Shares [Member]
Number of shares issued		11,323
Other entities of minas gerais state [member]
Number of shares issued		1,431,172	70,435		4,916,931
Percentage of changes in share capital					1.00%
Other entities of minas gerais state [member] | Common Shares [Member]
Number of shares issued		19,896	56,703		56,703
Other entities of minas gerais state [member] | Preferred Shares [Member]
Number of shares issued		1,411,276	647,647		4,860,228
Percentage of changes in share capital					1.00%
FIA Dinamica Energia S.A. [member]
Number of shares issued		103,833,744	104,105,344		104,105,344
Percentage of changes in share capital		7.00%	7.00%		8.00%
FIA Dinamica Energia S.A. [member] | Common Shares [Member]
Number of shares issued		48,700,000	48,200,000		41,635,754
Percentage of changes in share capital		10.00%	10.00%		10.00%
FIA Dinamica Energia S.A. [member] | Preferred Shares [Member]
Number of shares issued		55,133,744	55,905,344		62,469,590
Percentage of changes in share capital		6.00%	6.00%		7.00%
BNDES Participacoes [Member]
Number of shares issued		80,563,930	80,563,930		80,563,930
Percentage of changes in share capital		6.00%	5.00%		6.00%
BNDES Participacoes [Member] | Common Shares [Member]
Number of shares issued		54,342,992	54,342,992		54,342,992
Percentage of changes in share capital		11.00%	11.00%		13.00%
BNDES Participacoes [Member] | Preferred Shares [Member]
Number of shares issued		26,220,938	26,220,938		26,220,938
Percentage of changes in share capital		3.00%	3.00%		3.00%
Other Shareholders In Brazil [member]
Number of shares issued		430,153,173	80,563,930		266,953,286
Percentage of changes in share capital		29.00%	33.00%		21.00%
Other Shareholders In Brazil [member] | Common Shares [Member]
Number of shares issued		101,170,317	105,402,202		56,000,217
Percentage of changes in share capital		21.00%	22.00%		13.00%
Other Shareholders In Brazil [member] | Preferred Shares [Member]
Number of shares issued		328,982,856	370,338,947		210,953,069
Percentage of changes in share capital		34.00%	38.00%		25.00%
Foreign Shareholders [member]
Number of shares issued		594,242,306	549,157,682		587,887,424
Percentage of changes in share capital		41.00%	38.00%		47.00%
Foreign Shareholders [member] | Common Shares [Member]
Number of shares issued		34,864,055	31,132,170		54,314,303
Percentage of changes in share capital		7.00%	6.00%		13.00%
Foreign Shareholders [member] | Preferred Shares [Member]
Number of shares issued		559,378,251	518,025,512		533,573,121
Percentage of changes in share capital		57.00%	53.00%		64.00%